SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596
Unsecured 6% note payable - related party	$ 767,288	767,288	767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958	1,221,958
2021 Series convertible notes – related party	480,000	480,000	800,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000		3,000,000
Discount 2023 Series convertible notes	69,944
Total Long-Term Debt	3,226,339	2,669,246	5,789,246
Long Term
Unsecured 6% note payable – related party	767,288	767,288
Discount 2023 Series convertible notes	(69,944)
2023 Series B convertible notes – stock settled	787,600
Discount 2023 Series B convertible notes	$ (565,563)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596